Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.2%
$170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$171,820
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	181,973
100,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.260%, 1/18/24	102,403
150,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	155,752
204,284	ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.550%, 10/15/26(a)	204,878
44,167	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	44,150
200,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(a)	200,636
57,879	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(a)	58,134
227,082	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(a)	231,298
17,869	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.010%, 6/25/37	18,151
42,235	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 1.610%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	42,150
99,153	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.475%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	98,932
101,531	Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.130%, 5/22/23(a)	101,814
33,740	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/21	33,831
475,000	Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/27(a)	479,427
250,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A2, 1.760%, 6/15/22(a)	252,107
137,721	GreatAmerica Leasing Receivables Funding, LLC, Series 2017-1, Class A4, 2.360%, 1/20/23(a)	138,048
54,286	Hyundai Auto Receivables Trust, Series 2018-A, Class A3, 2.790%, 7/15/22	54,891
100,000	Hyundai Auto Receivables Trust, Series 2016-B, Class C, 2.190%, 11/15/22	101,011
154,420	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 0.950%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	154,035
245,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	247,513
100,494	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/24	101,256
78,721	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 0.335%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	78,194
147,111	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(a)	148,385
34,559	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.035%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	34,446
187,272	Wheels SPV 2, LLC, Series 2019-1A, Class A2, 2.300%, 5/22/28(a)	188,972

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$200,000	World Omni Auto Receivables Trust, Series 2018-B, Class A4, 3.030%, 6/17/24	$208,149
	Total Asset Backed Securities
	(Cost $3,806,840)	3,832,356

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
10,921	Freddie Mac, Series 3926, Class MB, 1.750%, 11/15/25	10,923
167,517	Freddie Mac, Series 3959, Class PN, 2.000%, 1/15/26	168,567
7,537	Freddie Mac, Series 3805, Class EK, 4.000%, 6/15/40	7,559
184,913	Freddie Mac, Series 4172, Class PB, 1.500%, 7/15/40	185,419
100,942	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	103,327
168,760	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a)(c)	172,280
	Total Collateralized Mortgage Obligations
	(Cost $643,042)	648,075

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
250,000	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	257,028
253,708	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	254,464
41,503	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	41,489
47,818	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	47,805
399,642	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	405,836
163,891	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(a)	165,666
217,283	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/15/44(a)	222,915
131,014	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	135,013
46,233	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(a)	46,336
190,856	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	192,777
220,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(a)(c)	223,407
323,890	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	329,792
144,644	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/47	146,043
103,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(c)	102,073
	Total Commercial Mortgage-Backed Securities
	(Cost $2,591,515)	2,570,644

CORPORATE BONDS — 71.5%
	Aerospace & Defense — 0.6%
149,000	L3Harris Technologies, Inc., 4.950%, 2/15/21	150,835

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — 3.4%
$230,000	Advance Auto Parts, Inc., 4.500%, 1/15/22	$241,200
100,000	BMW U.S. Capital, LLC, 1.721%, (LIBOR USD 3-Month plus 0.41%), 4/12/21(a)(b)	99,695
150,000	Daimler Finance North America, LLC, 2.000%, 7/6/21(a)	151,148
80,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	78,800
150,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	151,661
189,000	Hyundai Capital America, 2.292%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	186,987
		909,491
	Banks — 21.3%
250,000	Bank of America Corp., MTN, 2.625%, 10/19/20	251,699
155,000	Bank of Nova Scotia (The), BKNT, 2.500%, 1/8/21	156,755
250,000	BNZ International Funding, Ltd./London, 2.100%, 9/14/21(a)	254,297
250,000	BPCE SA, 1.578%, (LIBOR USD 3-Month plus 1.22%), 5/22/22(a)(b)	251,243
250,000	Capital One Financial Corp., 4.750%, 7/15/21	260,683
154,000	Citigroup, Inc., 1.688%, (LIBOR USD 3-Month plus 1.38%), 3/30/21(b)	155,410
250,000	Citizens Bank N.A./Providence RI, BKNT, 2.250%, 10/30/20	251,092
100,000	Cooperatieve Rabobank UA, 4.500%, 1/11/21	102,230
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	252,864
250,000	DNB Bank ASA, 0.672%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,204
200,000	Fifth Third Bank N.A., BKNT, 1.327%, (LIBOR USD 3-Month plus 0.64%), 2/1/22(b)	200,887
250,000	Goldman Sachs Group, Inc. (The), 2.351%, (LIBOR USD 3-Month plus 1.36%), 4/23/21(b)	251,895
250,000	Huntington National Bank (The), 3.250%, 5/14/21	255,563
250,000	JPMorgan Chase & Co., 4.350%, 8/15/21	260,898
150,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	156,312
200,000	Mitsubishi UFJ Financial Group, Inc., 1.641%, (LIBOR USD 3-Month plus 0.65%), 7/26/21(b)	200,700
250,000	Morgan Stanley, MTN, 2.625%, 11/17/21	256,984
250,000	NatWest Markets PLC, 1.706%, (LIBOR USD 3-Month plus 1.40%), 9/29/22(a)(b)	250,283
250,000	PNC Bank N.A., BKNT, 1.491%, (LIBOR USD 3-Month plus 0.50%), 7/27/22(b)	250,993
250,000	Regions Bank/Birmingham AL, BKNT, 3.374%, (LIBOR USD 3-Month plus 0.50%), 8/13/21(d)	250,522
200,000	Royal Bank of Canada, GMTN, 1.417%, (LIBOR USD 3-Month plus 0.73%), 2/1/22(b)	201,461
90,000	Santander UK Group Holdings PLC, 2.875%, 10/16/20	90,623
90,000	Santander UK Group Holdings PLC, 3.125%, 1/8/21	91,109
150,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	152,537
100,000	U.S. Bancorp, MTN, 2.350%, 1/29/21	100,957

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$200,000	UBS Group AG, 2.950%, 9/24/20(a)	$201,123
200,000	UBS Group AG, 3.091%, (LIBOR USD 3-Month plus 1.78%), 4/14/21(a)(b)	202,671
200,000	Wells Fargo & Co., MTN, 2.550%, 12/7/20	201,853
		5,763,848
	Beverages — 0.5%
150,000	Constellation Brands, Inc., 1.092%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(b)	149,988
	Biotechnology — 0.4%
96,000	AbbVie, Inc., 2.300%, 5/14/21	97,291
	Chemicals — 1.7%
150,000	Albemarle Corp., 1.442%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	144,143
150,000	DuPont de Nemours, Inc., 1.102%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	150,241
160,000	FMC Corp., 3.950%, 2/1/22	165,951
		460,335
	Commercial Services — 0.7%
100,000	ERAC USA Finance, LLC, 4.500%, 8/16/21(a)	103,200
100,000	ERAC USA Finance, LLC, 2.600%, 12/1/21(a)	101,383
		204,583
	Communications Equipment — 0.0%
11,000	CommScope, Inc., 5.000%, 6/15/21(a)	11,000
	Construction Materials — 0.9%
240,000	Vulcan Materials Co., 1.000%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	238,711
	Diversified Financial Services — 3.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/30/20	150,653
150,000	Ally Financial, Inc., 4.250%, 4/15/21	152,704
325,000	Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(a)	320,713
200,000	Siemens Financieringsmaatschappij NV, 0.931%, (LIBOR USD 3-Month plus 0.61%), 3/16/22(a)(b)	200,766
130,000	TD Ameritrade Holding Corp., 1.117%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	129,706
		954,542
	Diversified Telecommunication Services — 1.8%
125,000	AT&T, Inc., 3.000%, 2/15/22	130,148
351,875	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.360%, 9/20/21(a)	356,161
		486,309
	Electric Utilities — 3.9%
150,000	American Electric Power Co., Inc., 2.150%, 11/13/20	150,942
110,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	114,214
150,000	Consumers Energy Co., 2.850%, 5/15/22	156,174
178,000	Dominion Energy, Inc., 2.579%, 7/1/20	178,000
100,000	Duke Energy Florida, LLC, 3.100%, 8/15/21	101,892
200,000	Exelon Corp., 3.497%, 6/1/22	209,312
150,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	153,251
		1,063,785

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electrical Equipment — 1.0%
$125,000	Fortive Corp., 2.350%, 6/15/21	$126,576
150,000	Textron, Inc., 0.998%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	149,546
		276,122
	Energy Equipment & Services — 5.1%
150,000	BP Capital Markets America, Inc., 4.742%, 3/11/21	154,551
200,000	Enbridge, Inc., 0.881%, (LIBOR USD 3-Month plus 0.50%), 2/18/22(b)	198,900
190,000	Kinder Morgan Energy Partners L.P., 3.500%, 3/1/21	192,367
165,000	MPLX L.P., 1.213%, (LIBOR USD 3-Month plus 0.90%), 9/9/21(b)	163,692
200,000	ONEOK, Inc., 4.250%, 2/1/22	206,809
150,000	Plains All American Pipeline L.P./PAA Finance Corp., 5.000%, 2/1/21	151,373
162,000	Sunoco Logistics Partners Operations L.P., 4.400%, 4/1/21.	165,169
150,000	TransCanada PipeLines, Ltd., 3.800%, 10/1/20	151,190
		1,384,051
	Equity Real Estate Investment Trusts (REITS) — 6.6%
90,000	American Tower Corp., 4.700%, 3/15/22	96,213
200,000	Brixmor Operating Partnership L.P., 3.875%, 8/15/22	207,447
150,000	Crown Castle International Corp., 3.400%, 2/15/21	152,351
181,000	Federal Realty Investment Trust, 3.000%, 8/1/22	184,578
200,000	Kimco Realty Corp., 3.200%, 5/1/21	202,686
200,000	Scentre Group Trust 1/Scentre Group Trust 2, 2.375%, 4/28/21(a)	200,942
228,000	SL Green Operating Partnership L.P., 1.366%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b).	224,657
184,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	180,780
125,000	Ventas Realty L.P./Ventas Capital Corp., 3.250%, 8/15/22	127,941
200,000	WEA Finance, LLC, 3.150%, 4/5/22(a)	202,920
		1,780,515
	Food & Staples Retailing — 3.0%
125,000	Cargill, Inc., 3.250%, 11/15/21(a)	128,824
152,000	Conagra Brands, Inc., 3.800%, 10/22/21	157,964
156,000	CVS Health Corp., 1.033%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	156,593
115,000	Macy’s Retail Holdings, Inc., 3.450%, 1/15/21	108,675
90,000	Smithfield Foods, Inc., 2.650%, 10/3/21(a)	89,006
165,000	Viterra, Inc., 5.950%, 8/1/20(a)	165,696
		806,758
	Food Products — 0.7%
175,000	Tyson Foods, Inc., 2.250%, 8/23/21	177,727
	Health Care Providers & Services — 0.7%
198,000	Becton Dickinson & Co., 1.181%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	198,013
	Household Durables — 0.4%
100,000	DR Horton, Inc., 2.550%, 12/1/20	100,714

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — 4.3%
$19,000	Assurant, Inc., 1.534%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	$19,000
125,000	Fidelity National Financial, Inc., 5.500%, 9/1/22	134,459
165,000	Guardian Life Global Funding, 1.950%, 10/27/21(a)	168,408
150,000	Jackson National Life Global Funding, 1.519%, (LIBOR USD 3-Month plus 0.30%), 10/15/20(a)(b)	150,086
153,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	155,279
150,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	154,268
175,000	Principal Life Global Funding II, 2.375%, 11/21/21(a)	178,976
150,000	Protective Life Global Funding, 0.826%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	150,363
58,000	Reliance Standard Life Global Funding II, 3.050%, 1/20/21(a)	58,591
		1,169,430
	Media — 2.2%
344,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	346,279
80,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	82,942
150,000	Omnicom Group, Inc./Omnicom Capital, Inc., 3.625%, 5/1/22	158,126
		587,347
	Metals & Mining — 1.5%
200,000	Anglo American Capital PLC, 4.125%, 4/15/21(a)	203,372
200,000	Nucor Corp., 4.125%, 9/15/22	212,882
		416,254
	Oil, Gas & Consumable Fuels — 1.2%
125,000	Apache Corp., 3.250%, 4/15/22	120,957
155,000	Occidental Petroleum Corp., 2.600%, 8/13/21	151,480
51,000	Ovintiv, Inc., 3.900%, 11/15/21	50,874
		323,311
	Pharmaceuticals — 1.6%
218,000	EMD Finance, LLC, 2.950%, 3/19/22(a)	224,991
203,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 9/23/21	206,954
		431,945
	Road & Rail — 0.5%
125,000	Ryder System, Inc., MTN, 2.800%, 3/1/22	128,498
	Semiconductors & Semiconductor Equipment — 1.8%
200,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22	205,477
150,000	Lam Research Corp., 2.800%, 6/15/21	153,359
125,000	Microchip Technology, Inc., 3.922%, 6/1/21	127,436
		486,272
	Specialty Retail — 0.8%
229,000	Expedia Group, Inc., 5.950%, 8/15/20	229,673

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — 0.6%
$160,000	Verizon Communications, Inc., 1.321%, (LIBOR USD 3-Month plus 1.00%), 3/16/22(b)	$162,150
	Tobacco — 0.8%
200,000	BAT International Finance PLC, 3.250%, 6/7/22(a)	208,322
	Total Corporate Bonds
	(Cost $19,306,417)	19,357,820

MUNICIPAL BONDS — 0.7%
	Connecticut — 0.7%
200,000	State Of Connecticut, CT, Public Improvements, Taxable Revenue Bonds, G.O., Series A, 3.000%, 7/1/21	204,300

	Total Municipal Bonds
	(Cost $202,838)	204,300

Shares		Fair Value
MONEY MARKET FUND — 1.1%
307,556	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(e)	$307,556
	Total Money Market Fund
	(Cost $307,556)	307,556

Total Investments — 99.4%
(Cost $26,858,208)		26,920,751
Net Other Assets (Liabilities) — 0.6%		152,027
NET ASSETS — 100.0%		$27,072,778

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(e)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund	$307,556	(a)	$26,613,195	(b)	$—	$26,920,751

(a)	Represents money market funds and/or certain preferred stocks.

(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)

June 30, 2020 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.